Debt (Revolving Credit Facility) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	May 05, 2018
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, current borrowing capacity		$ 1,300,000,000	$ 1,800,000,000
Revolving credit facility, maximum borrowing capacity	$ 1,800,000,000
Outstanding borrowings under the revolving credit facility	0	0
Line of credit facility, draws during period	0	$ 0
Revolving Credit Facility, Tranche One [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, current borrowing capacity	$ 900,000,000
Revolving credit facility, expiration date	May 05, 2021
Revolving Credit Facility, Tranche Two [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, current borrowing capacity	$ 900,000,000
Revolving credit facility, expiration date	May 05, 2023
Revolving Credit Facility, Accordion Feature [Member]
Line of Credit Facility [Line Items]
Revolving credit facility, current borrowing capacity	$ 500,000,000